Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales of Goods		€ 83,946		€ 60,274
Sales of Services		7,947		7,746
Changes in inventories and raw	[1]	(55,749)		(45,328)
Employee benefits	[1]	(36,991)		(45,069)
Other operating expenses	[1]	(27,962)		(34,603)
Amortization and depreciation	[1]	(18,418)		(12,380)
Impairment of goodwill	[1]	(2,349)
Other income		527		1,755
Operating Loss	[1]	(49,049)		(67,605)
Total Assets		429,309	[2]	439,561	€ 483,541
Total Liabilities		331,710	[2]	279,774	€ 333,730
Operating segments [member]
Disclosure of operating segments [line items]
Sales of Goods		88,716		63,688
Sales of Services		8,139		7,507
Changes in inventories and raw		(60,560)		(48,503)
Employee benefits		(36,991)		(45,069)
Other operating expenses		(28,162)		(34,603)
Amortization and depreciation		(18,418)		(12,380)
Impairment of goodwill		(2,349)
Other income		527		1,755
Operating Loss		(49,098)		(67,605)
Total Assets		522,845		536,600
Total Liabilities		425,243		302,713
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Sales of Goods		75,400		55,763
Sales of Services		4,033		2,536
Changes in inventories and raw		(48,397)		(40,009)
Employee benefits		(30,233)		(33,443)
Other operating expenses		(22,937)		(28,476)
Amortization and depreciation		(16,972)		(10,888)
Impairment of goodwill		(2,349)
Other income		654		1,657
Operating Loss		(40,801)		(52,860)
Total Assets		359,396		364,603
Total Liabilities		373,956		239,591
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Sales of Goods		12,566		7,577
Sales of Services		3,890		4,949
Changes in inventories and raw		(11,635)		(8,173)
Employee benefits		(6,584)		(11,265)
Other operating expenses		(4,928)		(5,987)
Amortization and depreciation		(1,445)		(1,491)
Other income		(127)		97
Operating Loss		(8,263)		(14,293)
Total Assets		162,451		171,624
Total Liabilities		49,811		62,583
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Sales of Goods		750		348
Sales of Services		216		22
Changes in inventories and raw		(528)		(321)
Employee benefits		(174)		(361)
Other operating expenses		(297)		(140)
Amortization and depreciation		(1)		(1)
Other income				1
Operating Loss		(34)		(452)
Total Assets		998		373
Total Liabilities		1,476		539
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Sales of Goods		(4,770)		(3,414)
Sales of Services		(192)		239
Changes in inventories and raw		4,811		3,175
Other operating expenses		200
Operating Loss		49
Total Assets		(93,536)		(97,039)
Total Liabilities		€ (93,533)		€ (22,939)

[1]	Unaudited
[2]	Unaudited